Shareholder Fees - FidelityFreedomBlendFunds-RetailComboPRO	Sep. 08, 2023 USD ($)
FidelityFreedomBlendFunds-RetailComboPRO | Fidelity Freedom Blend 2010 Fund
Shareholder Fees:
(fees paid directly from your investment)	none